Subsequent Events (Q3) (Details)								1 Months Ended					9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 11, 2023 USD ($) Extension $ / shares shares	Nov. 30, 2023 USD ($)	Nov. 01, 2023 USD ($)	Oct. 16, 2023 Shareholder	Oct. 01, 2023 USD ($)	Apr. 25, 2023 USD ($) Extension $ / shares shares	Apr. 05, 2023 USD ($) Extension $ / shares	Jan. 25, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($)	Oct. 31, 2023 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares
Subsequent Events [Abstract]
Period of extension to consummate business combination													1 month			1 month
Trust extension funding													$ 975,000	$ 0
Lenders contribution deposited in trust account						$ 162,500
Lenders contribution deposited in trust account (dollar per share) | $ / shares						$ 0.0325
Cash deposited in Trust Account															$ 234,600,000	$ 0
Amount drawn													1,025,000	$ 0
Outstanding amount												$ 1,025,000	1,025,000			0
Promissory Note [Member]
Subsequent Events [Abstract]
Outstanding amount												$ 1,025,000	$ 1,025,000			$ 0
Class A Common Stock [Member]
Subsequent Events [Abstract]
Common stock subject to possible redemption (in shares) | shares						17,297,209						5,702,791	5,702,791		23,000,000	23,000,000
Redemption price (in dollars per share) | $ / shares						$ 10.4						$ 10.79	$ 10.79			$ 10.31
Aggregate redemption amount						$ 179,860,588						$ 179,860,588	$ 179,860,588
Trust extension funding													$ 975,000			$ 0
Maximum [Member]
Subsequent Events [Abstract]
Number of extensions to extend time to consummate a business combination | Extension						9
Subsequent Event [Member]
Subsequent Events [Abstract]
Minimum number of public holders required for continued listing | Shareholder				400
Notice period for minimum public holders rule				45 days
Additional cash deposited in Trust Account										$ 162,500	$ 162,500
Trust extension funding										1,300,000	1,137,500
Lenders contribution deposited in trust account							$ 1,462,500
Lenders contribution deposited in trust account (dollar per share) | $ / shares							$ 0.2925
Cash deposited in Trust Account	$ 103,055
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Events [Abstract]
Amount drawn			$ 162,500		$ 162,500				$ 25,000	$ 187,500	$ 100,000	$ 50,000
Outstanding amount								$ 1,500,000
Subsequent Event [Member] | Second Promissory Note [Member]
Subsequent Events [Abstract]
Amount drawn		$ 162,500						170,000	$ 205,000
Outstanding amount								$ 375,000
Subsequent Event [Member] | Class A Common Stock [Member]
Subsequent Events [Abstract]
Common stock subject to possible redemption (in shares) | shares	3,985,213
Redemption price (in dollars per share) | $ / shares	$ 10.95
Aggregate redemption amount	$ 43,638,082
Lenders contribution deposited in trust account	$ 120,000
Lenders contribution deposited in trust account (dollar per share) | $ / shares	$ 0.06
Subsequent Event [Member] | Maximum [Member]
Subsequent Events [Abstract]
Number of extensions to extend time to consummate a business combination | Extension	7						9